Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2024	Feb. 29, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table shows the amounts used in computing loss per share and the effect on net loss and the weighted average number of shares of dilutive potential common stock for the periods three and six months ended August 31, 2024, and 2023:

	Three Months Ended August 31,		Six Months Ended August 31,
	2024	2023	2024	2023

Loss from continuing operations	$(1,533,519)	$(1,160,763)	$(3,521,145)	$(2,256,134)
Preferred dividends	$(10,688)	$-	$(21,376)	$-
Loss from continuing operations applicable to common stockholders	(1,544,207)	(1,160,763)	(3,542,521)	(2,256,134)
Gain (loss) from discontinued operations applicable to common stockholders	(1,131)	-	7,778	-
Net loss applicable to common stockholders	$(1,545,338)	$(1,160,763)	$(3,534,743)	(2,256,134)
Weighted average number of common shares outstanding used in loss per share during the period (denominator)	5,275,511	83,371	3,277,339	83,371

The following data show the amounts used in computing loss per share and the effect on income and the weighted average number of shares of dilutive potential common stock for the periods ended February 29, 2024 and 2023:

	Year Ended February
	2024	2023
Loss from continuing operations	$(6,656,837)	$(5,033,496)
Preferred dividends	(7,125)	-
Loss from continuing operations applicable to common stockholders	(6,663,962)	(5,033,496)
Loss from discontinued operations applicable to common stockholders	(675,314)	-
Net loss applicable to common stockholders	$(7,339,276)	$(5,033,496)

Weighted average number of common shares Outstanding used in loss per share during the Period (denominator)	228,274	71,581